Non-controlling interests	12 Months Ended
Dec. 31, 2024
Non-controlling interests
Non-controlling interests
18.	Non-controlling interests

Non-controlling interests
RMB
Balance as of December 31, 2022	1,321,006
Net income attributable to non-controlling interests	84,675
Acquisition of additional equity interests in subsidiaries (i)	(64,268)
Dividend distribution to non-controlling interests shareholders	(39,107)
Deregistration of a subsidiary	(32)
Capital contribution from non-controlling interests shareholders (i i )	296,080

Balance as of December 31, 2023	1,598,354
Net income attributable to non-controlling interests	99,010
Acquisition of additional equity interests in subsidiaries (i)	(228,345)
Dividend distribution to non-controlling interests shareholders	(42,891)
Deregistration of a subsidiary	(1,275)
Capital contribution from non-controlling interests shareholders (i i )	155,563

Balance as of December 31, 2024	1,580,416

(i)
During the year ended December 31, 2023, the Group made further investment of RMB73,000 to acquire the remaining shares from non-controlling
interests
shareholder of Xinjiang Shanshan Outlets Shopping Plaza Co., Ltd. The transaction is recorded as a debit of RMB64,268 based on the book value of the non-controlling
interests and the remaining amount of RMB8,732 is recorded to additional paid-in
capital.

During the year ended December 31, 2024, the Group made further investment of RMB512,031 to acquire the remaining shares from non-controlling
interests
shareholder of Shan Jing Commercial Management (Ningbo) Co., Ltd. The transaction is recorded as a debit of RMB228,139 based on the book value of the non-controlling
interests and the remaining amount of RMB283,892 is recorded to additional paid-in
capital.

(ii)
During the year ended December 31, 2023, a total capital contribution of RMB285,450 was received from the non-controlling
interests
shareholders of several subsidiaries of Shan Shan Outlets in which RMB296,080 and RMB(10,630) was recorded in non-controlling
interests and additional
paid-in
capital, respectively.

During the year ended December 31, 2024, a total capital contribution of RMB163,860 was received from the non-controlling
interests
shareholders of several subsidiaries of Shan Shan Outlets in which RMB155,563 and RMB8,297 was recorded in non-controlling
interests and additional
paid-in
capital,
respectively
.
The schedule below discloses the effect of changes in the Company’s ownership interests in subsidiaries on the Company’s equity:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net income attributable to Vipshop Holdings Limited’s shareholders	6,298,816	8,116,624	7,739,935
Transfers from (to) the non-controlling interests:
Increase(decrease) in the Company’s additional paid-in capital in relation to the acquisition of additional equity interests in subsidiaries	2,453	(8,732)	(283,892)
Capital contributions from(to) non-controlling interests shareholders	6,761	(10,630)	8,297

Net transfers from(to) non-controlling interests shareholders	9,214	(19,362)	(275,595)

Changes to net income attributable to Vipshop Holdings Limited’s shareholders, transfers from(to) non-controlling interests	6,308,030	8,097,262	7,464,340